Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We assess risks arising from cybersecurity threats against our information systems that may result in adverse effects on our information systems or any information residing therein. We conduct periodic assessments to identify such cybersecurity threats.

Following these risk assessments, we re-design, implement, and maintain reasonable safeguards to mitigate identified risks and reasonably address any identified gaps in existing safeguards. We regularly monitor and test our safeguards and regularly conduct training for our employees on these safeguards in collaboration with the administrative department and management. Primary responsibility for assessing, monitoring and managing our cybersecurity risks rests with our IT department, to manage the risk assessment and mitigation process.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Company’s Board of Directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks, and has not delegated oversight authority for cybersecurity risks to any committee. Our management, led by our Chief Executive Officer and Chief Financial Officer, is responsible for assessing, identifying and managing material cybersecurity risks and threats to our Company and the prevention, mitigation and remediation of material cybersecurity incidents and risks. Our Chief Executive Officer, as the management representative, reports to the Board of Directors on an annual basis with respect to the status and updates of any material cybersecurity risks our Company may face and on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

In fiscal year 2026, we did not experience any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, we face potential cybersecurity threats that, if realized, would materially affect us. These threats include but are not limited to ransomware and malware attacks, and compromised business email and other social engineering threats. Our service providers, suppliers, customers and business partners also face similar cybersecurity risks, which could have an adverse impact on our business. Additional information on cybersecurity risks we face is discussed in Item 3.D, “Risk Factors - While we are not aware of any data breach in the past, future cyberattacks, computer viruses or any failure to adequately maintain security and prevent unauthorized access to our information technology system or data could result in a disruption of our business operations and materially adversely affect our reputation, financial condition and operating results.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risks